Income Taxes (Details) - Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes - USD ($)		6 Months Ended
	Apr. 01, 2019	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Consolidated Statements Of Income And Comprehensive Income Of Reconciliation For Income Taxes Abstract
Income before taxes		$ (9,150)	$ 711,957
PRC EIT tax rates	13.00%	15.00%	15.00%
Tax at the PRC EIT tax rates			$ 106,793
Tax effect of R&D expenses deduction			(104,465)
Tax effect of non-taxable investment income and government grant			(2,328)
Tax effect of deferred tax recognized			69,626
Income tax expenses (benefits)			$ 69,626